Label	Element	Value
Nuveen Quant Mid Cap Growth Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Quant Mid Cap Growth Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 119 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 171% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	171.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid-capitalization growth companies. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s sub-adviser, Nuveen Asset Management, LLC (“Nuveen Asset Management”), believes have favorable prospects for significant long-term capital appreciation potential. Mid-capitalization companies are those that have market capitalizations within the range of the companies in the Russell Midcap® Index. The market capitalization range is determined based on the companies in the index as of the last business day of the month in which the index was most recently reconstituted and may be updated to reflect any changes to the index composition and the market capitalization of companies in the index. Growth companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed (as adjusted by changes to an index between reconstitutions): Russell 3000 Growth Index, S&P Composite 1500®Growth Index, MSCI World IMI Growth Index.

The Fund seeks to add incremental return over the Russell Midcap®Growth Index, its benchmark index, while also managing the relative risk of the Fund versus its benchmark index. Nuveen Asset Management uses proprietary quantitative models, or models utilizing econometric and mathematical techniques, based on financial and investment theories to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio, and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations of the stocks in the universe and trading costs. The Fund may purchase foreign equity securities, denominated in U.S. dollars or in non-U.S. dollar currencies, and equity securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus its benchmark index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Nuveen Asset Management’s understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Nuveen Asset Management’s analysis.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class and Class A over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. As of March 1, 2025, certain changes were made to the Fund’s investment strategies. Performance information prior to this date reflects the Fund’s investment strategies before this date. As a result, the Fund’s performance after March 1, 2025 may differ materially from the performance information shown below for the period prior to March 1, 2025. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Quant Mid Cap Growth Fund
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best quarter: 32.24%, for the quarter ended June 30, 2020. Worst quarter: -25.60%, for the quarter ended June 30, 2022.
Performance Table Heading	oef_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 †
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Nuveen Quant Mid Cap Growth Fund | Principal investment risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

Nuveen Quant Mid Cap Growth Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	You could lose money over short or long periods by investing in this Fund.
Nuveen Quant Mid Cap Growth Fund | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fluctuate rapidly or unpredictably due to a variety of factors, including responses to government actions or interventions, or changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. Such conditions may add significantly to the risk of volatility in the net asset value (“NAV”) of the Fund’s shares and adversely affect the Fund and its investments. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. The Fund currently invests a significant portion of its assets in companies in the industrials sector, although this may change over time.

Nuveen Quant Mid Cap Growth Fund | Issuer Risk (often called Financial Risk)
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects, credit rating and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

Nuveen Quant Mid Cap Growth Fund | Mid-Cap Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and lower overall liquidity than the stocks of larger, more established companies.

Nuveen Quant Mid Cap Growth Fund | Small-Cap Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies often have lower overall liquidity than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Nuveen Asset Management deems it appropriate.

Nuveen Quant Mid Cap Growth Fund | Active Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Active Management Risk—The risk that Nuveen Asset Management’s strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives and/or strategies and may not produce the desired results or expected returns.

Nuveen Quant Mid Cap Growth Fund | Quantitative Analysis Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole and the risk that such quantitative analysis and modeling may not adequately take into account certain factors, may contain design flaws or inaccurate assumptions and may rely on inaccurate data inputs, which may result in losses to the Fund.

Nuveen Quant Mid Cap Growth Fund | Style Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

Nuveen Quant Mid Cap Growth Fund | Risks of Growth Investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

Nuveen Quant Mid Cap Growth Fund | Foreign Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments as well as armed conflicts and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other restrictions by the United States or other governments may also negatively impact the Fund’s investments. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and/or thus may make the Fund’s investments in such securities less liquid (or illiquid) or more difficult to value. The type and severity of sanctions and other measures that may be imposed could vary broadly in scope, and their impact is impossible to predict.

Nuveen Quant Mid Cap Growth Fund | Special Situation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

Nuveen Quant Mid Cap Growth Fund | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Derivatives Risk—The risks associated with investing in derivatives, including futures, options, swaps, and other equity derivative instruments, and other similar instruments (referred to collectively as “derivatives”) may be different and greater than the risks associated with directly investing in the underlying securities and other instruments, and include leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. The Fund may use more complex derivatives that might be particularly susceptible to liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested. Derivatives used for hedging or risk management may not operate as intended, may expose the Fund to other risks, and may be insufficient to protect the Fund from the risks they were intended to hedge.

Nuveen Quant Mid Cap Growth Fund | Russell 3000® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%
Nuveen Quant Mid Cap Growth Fund | Russell Midcap® Growth Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell Midcap® Growth Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.49%
Nuveen Quant Mid Cap Growth Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 15.00
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect estimate for the current fiscal year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 657
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	831
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,019
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,564
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.85%)	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.50%)	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.11%	[3]
Nuveen Quant Mid Cap Growth Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect estimate for the current fiscal year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 822
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.15%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.99%
Nuveen Quant Mid Cap Growth Fund | Premier Class
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 810
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.19%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.91%
Nuveen Quant Mid Cap Growth Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.50%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 628
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	32.24%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(25.60%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.48%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.05%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.07%
Annual Return [Percent]	oef_AnnlRtrPct	1.95%
Annual Return [Percent]	oef_AnnlRtrPct	26.21%
Annual Return [Percent]	oef_AnnlRtrPct	(8.17%)
Annual Return [Percent]	oef_AnnlRtrPct	33.39%
Annual Return [Percent]	oef_AnnlRtrPct	45.33%
Annual Return [Percent]	oef_AnnlRtrPct	2.95%
Annual Return [Percent]	oef_AnnlRtrPct	(33.08%)
Annual Return [Percent]	oef_AnnlRtrPct	21.45%
Annual Return [Percent]	oef_AnnlRtrPct	8.50%
Annual Return [Percent]	oef_AnnlRtrPct	4.48%
Nuveen Quant Mid Cap Growth Fund | Class R6 | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.27%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.01%
Nuveen Quant Mid Cap Growth Fund | Class R6 | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.85%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.03%
Nuveen Quant Mid Cap Growth Fund | Retirement Class
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	0.00%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 930
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.30%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.80%

[1]	Restated to reflect estimate for the current fiscal year.
[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.90% of average daily net assets for Class A shares; (ii) 0.70% of average daily net assets for Class I shares; (iii) 0.70% of average daily net assets for Premier Class shares; (iv) 0.55% of average daily net assets for Class R6 shares; and (v) 0.80% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees.

[3]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.